Related party balances and transactions (Guarantees) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	¥ 3,028,109	¥ 1,675,147
HIPDC [member]
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	2,057,200	2,099,600
Long-term bonds guaranteed by related parties	¥ 0	¥ 4,000,000